Post-employment benefit obligations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Expected average service life of active plan participants	9 years
Increase in defined benefit obligation	$ 3.2	$ 3.2
Increase in future salary increases	$ 0.1	$ 0.1
Expected return on plan assets percentage	5.00%	5.00%
Expected contributions to pension benefit plans	$ 0.3
Actuarial gain (loss) on post-employment benefit obligations	1.3	$ 2.2
Bottom of range [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	25.1	24.9
Increase (decrease) in defined benefit obligation 1% increase	25.1	24.9
Top of range [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	28.3	28.1
Increase (decrease) in defined benefit obligation 1% increase	25.2	$ 25.0
Non Adjusting Event [Member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension benefit plans	$ 1.3